UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04605
First Financial Fund, Inc.
(Exact name of registrant as specified in charter)
1680 38th Street, Suite 800 Boulder, CO		80301
(Address of principal executive offices)		(Zip code)

Stephen C. Miller, Esq. 1680 38th Street, Suite 800 Boulder, CO 80301
(Name and address of agent for service)

Registrant's telephone number, including area code:		303-444-5483

Date of fiscal year end:	March 31, 2005

Date of reporting period:	June 30, 2005

Item 1. Schedule of Investments.

Portfolio of Investments as of June 30, 2005
(Unaudited)	FIRST FINANCIAL FUND, INC.

Shares	Description	Value (Note 1)
LONG TERM INVESTMENTS—100.6%
DOMESTIC COMMON STOCKS—89.6%
Banks & Thrifts—48.9%
72,600	Alliance Bankshares Corporation †	$1,107,150
211,600	Amegy Bancorp, Inc.	4,735,608
468,000	AmeriServ Financial, Inc. †	2,503,800
78,200	Bancorp Rhode Island, Inc.	2,862,120
251,735	Bancorp, Inc. †	4,390,258
40,500	Bank of Oak Ridge †	389,610
377,000	BankFinancial Corporation	5,025,410
68,300	Benjamin Franklin Bancorp, Inc.	786,133
37,800	CalNet Business Bank † (a)	578,340
124,200	Capital Corp. of the West	3,446,550
180,100	Cardinal Financial Corporation †	1,691,139
85,000	Cardinal State Bank †	1,020,000
38,500	Carolina Trust Bank †	504,350
282,010	CCF Holding Company (b)	5,174,884
485,800	Centennial Bank Holdings, Inc. (a) (c) (d)	5,100,900
600,000	Centennial C Corporation (a) (c)	6,300,000
3	Central Pacific Financial Corporation	107
83,000	City National Corporation	5,951,930
62,000	Coast Financial Holdings, Inc. †	1,083,760
8,400	Coastal Banking Company, Inc. †	163,800
143,200	Commerce Bancorp, Inc., NJ	4,340,392
60,000	Community Bank (a) (c)	3,085,800
66,000	Community Bank of Orange, N.A. (a) (c)	282,150
89,200	Community Capital Bancshares, Inc.	986,552
31,300	Cornerstone Bancorp, Inc.	1,090,805
9,100	Crescent Banking Company	279,279
78,834	Dearborn Bancorp, Inc. †	2,041,801
71,468	F.N.B. Corporation	1,422,213
79,300	FCB Bancorp, Inc. (a) (c)	1,566,175
100,000	Federal City National Bank (a) (c)	1,000,000
9,000	Fidelity Southern Corporation	139,050
49,199	First Citizens BancShares, Inc., Class A	7,111,715
13,011	First Indiana Corporation	386,036
135,163	First Regional Bancorp †	8,941,032
340,775	First Republic Bank	12,039,581
66,726	First Southern Bancorp (a) (d)	1,634,787
10,000	First Trust Bank †	218,000
73,650	Foothill Independent Bancorp	1,475,651
159,060	Gateway Financial Holdings	2,878,986
20,700	Greene County Bancshares, Inc.	565,524
45,572	Greenville First Bancshares, Inc. †	934,226
18,600	Heartland Financial USA, Inc.	363,258
1,785	Heritage Oaks Bancorp †	38,377
65,600	IBERIABANK Corporation	4,041,616
100,900	LSB Bancshares, Inc.	1,812,164
75,850	MainSource Financial Group, Inc.	1,372,127
219,600	MetroCorp Bancshares, Inc.	4,644,540
336,000	North Valley Bancorp	5,762,400
57,000	Northrim Bancorp, Inc.	1,338,360
49,280	Parkway Bank †	616,000
130,500	Pennsylvania Commerce Bancorp †	4,273,875
152,000	Pilot Bancshares, Inc. (c)	2,128,000
50,400	Preferred Bank Los Angeles	2,000,880
157,472	Republic First Bancorp, Inc. †	2,125,872
5,399	SCBT Financial Corporation	170,878

1

327,900	Signature Bank †	$8,000,760
246,100	SNB Bancshares, Inc. †	2,707,100
111,615	Southern Connecticut Bancorp, Inc. †	881,759
10,200	Southwest Bancorp, Inc.	208,896
302,900	Square 1 Financial, Inc. (a) (c)	3,029,000
72,700	Sterling Bank	846,955
29,500	SuffolkFirst Bank †	339,250
294,913	Sun Bancorp, Inc. †	6,095,852
311,642	Taylor Capital Group, Inc.	12,231,949
21,100	Team Financial, Inc.	289,070
61,200	Texas United Bancshares, Inc.	1,113,840
18,400	The Bank Holdings, Inc. †	358,432
39,900	TIB Financial Corporation	1,075,305
71,900	Tidelands Bancshares, Inc. (a) (c)	672,265
130,000	Transatlantic Bank (a) (c)	1,695,200
10,600	TriCo Bancshares	236,804
121,400	UCBH Holdings, Inc.	1,971,536
115,200	UMB Financial Corporation	6,569,856
159,600	UnionBanCal Corporation	10,680,432
28,500	UnionBancorp, Inc.	627,000
40,300	United Community Banks, Inc.	1,048,606
46,700	Valley Commerce Bancorp †	782,225
161,238	Wainwright Bank & Trust Company	1,797,804
38,587	Westbank Corporation	624,338
48,100	Western Alliance Bancorp †	1,221,740
36,700	Yardville National Bancorp	1,312,025
		202,341,950

Savings & Loans—21.8%
116,000	Abington Community Bancorp, Inc. †	1,436,080
160,400	Atlantic Coast Federal †	1,984,148
124,326	Berkshire Hills Bancorp, Inc.	4,142,542
129,280	Broadway Financial Corporation (b)	1,339,341
41,600	Carver Bancorp, Inc.	708,032
324,800	CFS Bancorp, Inc.	4,313,344
24,400	Charter Financial Corporation	852,536
238,500	Citizens First Bancorp, Inc.	4,925,025
77,200	Downey Financial Corporation	5,651,040
32,500	Fidelity Federal Bancorp †	511,875
5,540	First Community Bank Corporation of America †	136,229
6,500	First Defiance Financial Corporation	173,485
57,538	First Federal Bancshares, Inc. (b)	1,176,652
63,600	First Place Financial Corporation	1,277,724
252,000	FirstFed Bancorp, Inc. (b)	2,242,800
43,400	Georgetown Bancorp, Inc. †	399,280
3,300	HF Financial Corportaion	72,039
90,000	HMN Financial, Inc.	2,833,200
128,000	Home Federal Bancorp, Inc.	1,579,520
526,700	Hudson City Bancorp, Inc.	6,009,647
46,900	Jefferson Bancshares, Inc.	600,320
100,000	K-Fed Bancorp	1,219,000
54,612	LSB Corporation	884,714
310,300	MidCountry Financial Corporation (a) (c)	4,654,500
85,000	Northwest Bancorp, Inc.	1,807,100
261,000	Ocean Shore Holding Company †	2,792,700
163,300	Pacific Premier Bancorp, Inc. †	1,748,943
94,800	Parkvale Financial Corporation	2,573,820
69,725	People’s Bank	2,108,484
253,700	People’s Choice Financial Corporation (c) (d)	2,283,300
165,930	Perpetual Federal Savings Bank (b)	4,372,256

2

17,500	Privee LLC (a) (c)	$2,362,500
333,025	Provident Financial Holdings, Inc. (b)	9,361,333
40,650	Redwood Financial, Inc. † (b)	833,325
90,000	River Valley Bancorp (b)	1,926,900
52,637	Riverview Bancorp, Inc.	1,123,800
12,500	Rockville Financial, Inc.	152,750
203,000	Rome Bancorp, Inc.	2,033,654
6,300	Royal Financial, Inc.	81,270
289,600	SI Financial Group, Inc.	3,376,736
100,000	Sterling Eagle (a) (c)	802,000
110,500	Third Century Bancorp (b)	1,464,125
		90,328,069

Mortgages & REITS—10.7%
565,900	Aames Investment Corporation; REIT	5,500,548
303,100	Arbor Realty Trust, Inc.; REIT (a) (d)	8,698,970
424,000	Bimini Mortgage Management, Inc.; REIT (c)	5,978,400
329,600	Diamondrock Hospitality Company; REIT † (a) (c) (d)	3,352,032
47,700	Freddie Mac	3,111,471
419,500	Medical Properties Trust, Inc.; REIT (d)	4,215,975
441,900	MortgageIT Holdings, Inc.; REIT	8,064,675
39,200	New Century Financial Corp.; REIT	2,016,840
155,504	Newcastle Investment Holdings Corporation; REIT † (a) (d)	1,282,908
119,400	Saxon Capital, Inc.; REIT	2,038,158
		44,259,977

Diversified Financials Services—5.4%
53,845	Bay View Capital Corporation	832,982
136,300	Citigroup, Inc.	6,301,149
25,000	CMET Financial Holdings, Inc. (a) (d)	1,750,000
60,000	Independence Financial (a) (c)	480,000
93,615	Mackinac Financial Corporation (c)	1,425,756
293,600	MBNA Corp.	7,680,576
265,000	Resource Capital Corporation (a) (d)	3,975,000
		22,445,463

Insurance—2.8%
114,700	Bristol West Holdings, Inc.	2,099,010
154,800	Mercer Insurance Group, Inc. †	2,004,675
184,400	Ohio Casualty Corporation	4,458,792
50,000	ProAssurance Corporation †	2,088,000
85,900	Seabright Insurance Holdings †	981,837
		11,632,314

	Total Domestic Common Stocks (cost $285,359,024)	371,007,773

FOREIGN COMMON STOCKS—10.2%

Bermuda—5.4%
141,900	Aspen Insurance Holdings, Ltd.	3,910,764
140,950	Axis Capital Holdings Ltd.	3,988,885
77,000	IPC Holdings Ltd.	3,050,740
17,900	White Mountains Insurance Group, Ltd.	11,293,110
		22,243,499

Canada—3.4%
507,574	Canadian Western Bank	11,947,549
204,800	Sunrise Senior Living, Inc.; REIT	2,100,170
		14,047,719

3

Switzerland—0.9%
48,700	UBS AG	$3,791,295

Germany—0.5%
81,425	Bayerische Hypo-Und Vereinsbank AG †	2,120,395

	Total Foreign Common Stocks (cost $29,120,863)	42,202,908

WARRANTS—0.8%
195,000	Dime Bancorp, Inc., Warrant, Expires 11/22/05 †	35,100
3,680	The Bank Holdings, Inc., Warrant, Expires 5/21/06 †	29,808
359,900	Punjab National, Warrant, Expires 1/19/09 †	3,131,130

	Total Warrants (cost $3,271,413)	3,196,038

	Total Long Term Investments (cost $317,751,300)	416,406,719

SHORT TERM INVESTMENTS—1.8%

Par
Value	Description	Value (Note 1)
Repurchase Agreement—1.8%
$7,500,000	Agreement with Gold Tri-Party, 3.450% dated 6/30/2005, to be repurchased at $7,500,719 on 7/1/05, collateralized by a U.S. Government Agency Security with a market value of $7,650,000, rate of 5.50%, and maturity of 6/1/35 (Cost $7,500,000)	$7,500,000

Total Investments — 102.4% (cost $325,251,300)		$423,906,719
	Other Assets and Liabilities—(2.4%)	(9,931,744)

	Net Assets—100%	413,974,975

†	Non-income producing security.
(a)	Indicates a fair valued security. Total market value for fair valued securities is $52,302,527 representing 12.63% of the total net assets.
(b)	Affiliated Company. See Note 3 to Schedule of Investments.
(c)	Private Placement restricted as to resale and does not have a readily available market.
(d)	Security exempt from registration pursuant to Rule 144A under the Securiites Act of 1933, as amended.

4

First Financial Fund, Inc. – Notes to Schedule of Investments

June 30, 2005 (Unaudited)

Note 1.  Valuation and Investment Practices

Securities Valuation: Securities for which market quotations are readily available-including securities listed on national securities exchanges and those traded over-the-counter- are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers.  Securities traded via NASDAQ are valued at the NASDAQ Official Close Price (“NOCP”).  Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value (“Fair Value Securities”), are valued at fair value by a Pricing Committee appointed by the Board of Directors, in consultation with the adviser. In such circumstances, the adviser makes an initial written recommendation to the Pricing Committee regarding valuation methodology for each Fair Value Security.  Thereafter, the adviser conducts periodic reviews of each Fair Value Security to consider whether the respective methodology and its application is appropriate and recommends methodology changes when appropriate.  Prior to implementation, the Pricing Committee reviews and makes a determination regarding each initial methodology recommendation and any subsequent methodology changes. All methodology recommendations and any changes are reviewed by the entire Board of Directors on a quarterly basis.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

Repurchase Agreements: The Fund may enter into repurchase agreement transactions with United States financial institutions.  It is the Fund’s policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.  To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral.  If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income:  Securities transactions are recorded on the trade date.  Realized gains or losses on sales of securities are calculated on the identified cost basis.  Dividend income is recorded on the ex-dividend date; interest income including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis, which may require the use of certain estimates by management.

Note 2.  Unrealized Appreciation/(Depreciation)

On June 30, 2005, based on cost of $325,724,831 for federal income tax purposes,  aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $104,366,216 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $(6,184,328).

Note 3. Transactions With Affiliated Companies

Transactions during the quarter with companies in which the Fund owned at least 5% of the voting securities were as follows:

Name of Affiliate	Beginning Share Balance	Ending Share Balance	Purchase Cost	Sales Cost	Dividend Income	Market Value
Broadway Financial Corporation	129,280	129,280	—	—	0	1,339,341
CCF Holding Company	282,010	282,010	—	—	19,741	5,174,884
First Federal BancShares, Inc.	79,638	57,538	—	600,378	6,905	1,176,652
FirstFed Bancorp, Inc.	252,000	252,000	—	—	17,640	2,242,800
Perpetual Federal Savings Bank	165,930	165,930	—	—	39,823	4,372,256
Provident Financial Holdings, Inc.	456,525	333,025	—	606,403	52,522	9,361,333
Redwood Financial, Inc.	40,650	40,650	—	—	0	833,325
River Valley Bancorp	90,000	90,000	—	—	17,550	1,926,900
Third Century Bancorp	110,500	110,500	—	—	4,420	1,464,125

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	First Financial Fund, Inc.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	August 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	August 15, 2005

By	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date	August 15, 2005